July 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares U.S. Select Equity Active ETF | BELT | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
iShares U.S. Select Equity Active ETF
(Formerly Long-Term U.S. Equity Active ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 9.2%
Howmet Aerospace Inc.	4,167	$749,102
Broadline Retail — 8.3%
Amazon.com Inc.(a)	2,867	671,193
Building Products — 4.9%
Trane Technologies PLC	913	399,967
Capital Markets — 5.0%
S&P Global Inc.	731	402,854
Electrical Equipment — 5.6%
Vertiv Holdings Co., Class A	3,098	451,069
Financial Services — 9.5%
Adyen NV, SP ADR, SP ADR NVS(a)	15,790	271,588
Mastercard Inc., Class A	889	503,592
		775,180
Health Care Equipment & Supplies — 8.4%
Intuitive Surgical Inc.(a)	765	368,034
Masimo Corp.(a)	2,040	313,732
		681,766
Hotels, Restaurants & Leisure — 5.9%
Chipotle Mexican Grill Inc., Class A(a)	4,568	195,876
Hilton Worldwide Holdings Inc.	1,070	286,845
		482,721
Interactive Media & Services — 13.8%
Alphabet Inc., Class C, NVS	2,060	397,292
Meta Platforms Inc., Class A	934	722,393
		1,119,685
Machinery — 4.2%
Ingersoll Rand Inc.(b)	4,080	345,290
Semiconductors & Semiconductor Equipment — 1.9%
ASML Holding NV, ADR(c)	221	153,531
Software — 16.7%
Cadence Design Systems Inc.(a)	1,089	397,017
Microsoft Corp.	1,801	960,833
		1,357,850
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 3.2%
Hermes International SCA, SP ADR	1,066	$261,511
Total Common Stocks — 96.6% (Cost: $6,861,622)		7,851,719
Investment Companies
Exchange Traded Funds — 2.3%
SPDR S&P 500 ETF Trust	292	184,567
Total Investment Companies — 2.3% (Cost: $182,689)		184,567
Total Long-Term Investments — 98.9% (Cost: $7,044,311)		8,036,286
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	271,142	271,250
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	60,000	60,000
Total Short-Term Securities — 4.1% (Cost: $331,250)		331,250
Total Investments — 103.0% (Cost: $7,375,561)		8,367,536
Liabilities in Excess of Other Assets — (3.0)%		(240,883)
Net Assets — 100.0%		$8,126,653

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$271,250 (a)	$—	$—	$—	$271,250	271,142	$104 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	20,000 (a)	—	—	—	60,000	60,000	134	—
				$—	$—	$331,250		$238	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Select Equity Active ETF
(Formerly Long-Term U.S. Equity Active ETF)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,851,719	$—	$—	$7,851,719
Investment Companies	184,567	—	—	184,567
Short-Term Securities
Money Market Funds	331,250	—	—	331,250
	$8,367,536	$—	$—	$8,367,536

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares